Artisan Select Equity Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Artisan Select Equity Fund | Investor
Prospectus [Line Items]
Annual Return [Percent]	28.62%	15.67%	26.11%	(17.05%)	15.33%